Nature of operations and summary of significant accounting policies (Details Narrative) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Allowance for doubtful accounts					$ 7,100	$ 5,900
Contract with Customer, Liability, Revenue Recognized					2,900	1,800
Depreciation expense					1,600	1,300
Advertising costs					2,100	2,700
Impairment losses					0	0
Acquisition costs	$ 300	$ 300			500	2,500
Amortization of capitalized costs			$ 1,600		1,500	1,600
Unbilled receivables	55,200		55,200		43,400
Contract assets	43,300		43,300		43,357	$ 55,088	$ 43,362
Deferred revenue	3,600		3,600		$ 4,000
Contract liabilities	$ 3,600		$ 3,600
customer acquisition costs capitalized		$ 500		$ 500
Service [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Amortization of capitalized costs				$ 1,100